                                             UAM Funds
                                             Funds for the Informed Investor/sm/

C & B Mid Cap Equity Portfolio
Annual Report                                                  October 31, 2001

                                                                   [LOGO] UAM(R)

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  OCTOBER 31, 2001

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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1
Portfolio of Investments ..................................................    4
Statement of Assets and Liabilities .......................................    7
Statement of Operations ...................................................    8
Statement of Changes in Net Assets ........................................    9
Financial Highlights ......................................................   10
Notes to Financial Statements .............................................   11
Report of Independent Accountants .........................................   16
Federal Tax Information ...................................................   17
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

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO

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October 31, 2001

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Mid Cap Equity Portfolio for the year ended October 31, 2001.

For this period, the C & B Mid Cap Equity Portfolio outperformed its Benchmark Index, the Russell Mid Cap Value Index. Over this period, the C & B Mid Cap Equity Portfolio increased by 18.14% versus a decline of 1.38% for the Russell Mid Cap Value Index. With Cooke & Bieler's "high quality, low risk" approach these results are particularly strong and even beyond expectations.

As of October 31, 2001, common stock represented 92% of the portfolio, with cash reserves being 5%.

The year ended October 31, 2001 was attractive for Cooke & Bieler's "relative value" style. Excellent stock selection and substantial concentration in the right stocks were the primary reasons for the strong performance.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of the companies held in the C & B Mid Cap Equity Portfolio should help to provide this downside protection. These high quality characteristics include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,

/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

                                       1
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO

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    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

   A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                         Definition of Comparative Index
                         -------------------------------

Russell Mid-Cap Value Index is an unmanaged index generally considered to be representative of the midcap segment of the market. It measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

                                       2
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO

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Growth of a $10,000 Investment

                                    [CHART]

AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2001

                           Since
1 Year                     2/18/98*
----------------------------------
18,14%                     13.00%


Initial Investment Date        2/18/98    Oct 98   Oct 99   Oct 00   Oct 01
-----------------------        -------    ------   ------   ------   ------
C&B Mid Cap Equity Fund        $10,000    $9,730   $9,944   $13,302  $15,716
Russell Mid-Cap Value Index    $10,000    $9,419   $9,956   $11,135  $10,982

Index Start Date:              2/28/98
-----------------              -------

 *   Beginning of operations. Index comparison begins on 2/28/98.
** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

                 See definition of comparative index on page 2.

                                        3
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  OCTOBER 31, 2001

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PORTFOLIO OF INVESTMENTS
COMMON STOCK - 92.4%

                                                               Shares    Value
                                                               ------  --------
APPAREL & TEXTILES -- 5.2%
  Tommy Hilfiger*............................................  27,020  $310,460
                                                                       --------
AUTOMOTIVE -- 3.7%
  Snap-On....................................................   8,295   221,974
                                                                       --------
COMMUNICATIONS -- 0.3%
  ADC Telecommunications*....................................   4,500    20,475
                                                                       --------
COMPUTERS & SERVICES -- 2.4%
  Computer Sciences*.........................................   3,955   142,024
                                                                       --------
CONSUMER NON-DURABLES -- 4.4%
  Hasbro.....................................................  15,735   260,729
                                                                       --------
DIVERSIFIED MANUFACTURING -- 12.4%
  Carlisle...................................................   6,600   197,208
  ESCO Technologies*.........................................   5,205   144,491
  Federal Signal.............................................   9,520   192,875
  Hubbell, Cl B..............................................   7,355   200,939
                                                                       --------
                                                                        735,513
                                                                       --------
ELECTRONICS -- 2.8%
  Avnet......................................................   2,820    58,177
  Molex, Cl A................................................   4,381   108,868
                                                                       --------
                                                                        167,045
                                                                       --------
ENERGY -- 2.1%
  Burlington Resources.......................................   3,415   127,209
                                                                       --------
FINANCIAL SERVICES -- 6.4%
  AMBAC Financial Group......................................   2,360   113,280
  Countrywide Credit Industrials.............................   3,055   121,986
  MBIA.......................................................   3,175   146,240
                                                                       --------
                                                                        381,506
                                                                       --------
FOOD, BEVERAGE & TOBACCO -- 3.1%
  PepsiAmericas..............................................  13,975   182,234
                                                                       --------
INSURANCE -- 6.4%
  AON........................................................   3,495   132,950
  Principal Financial Group*.................................   7,650   172,125

The accompanying notes are an integral part of the financial statements.

                                        4
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  OCTOBER 31, 2001

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COMMON STOCK - continued

                                                           Shares        Value
                                                           ------     ---------
  UnumProvident..........................................   3,415     $  76,598
                                                                      ---------
                                                                        381,673
                                                                      ---------
MEDICAL PRODUCTS -- 6.5%
  Becton Dickinson.......................................   3,780       135,324
  Dentsply International.................................   5,505       247,670
                                                                      ---------
                                                                        382,994
                                                                      ---------
OFFICE FURNITURE & FIXTURES -- 5.7%
  Steelcase, Cl A........................................  25,880       337,734
                                                                      ---------
PHARMACEUTICALS -- 2.6%
  Covance*...............................................   3,090        56,701
  Perrigo*...............................................   6,500        96,135
                                                                      ---------
                                                                        152,836
                                                                      ---------
PRINTING & PUBLISHING -- 3.3%
  Harte-Hanks............................................   8,450       196,885
                                                                      ---------
RESTAURANTS -- 7.4%
  CBRL Group.............................................  10,660       267,673
  Wendy's International..................................   6,595       173,448
                                                                      ---------
                                                                        441,121
                                                                      ---------
RETAIL -- 1.0%
  Zale*..................................................   2,100        60,102
                                                                      ---------
RETAIL-DISCOUNT -- 6.0%
  Big Lots*..............................................  31,460       229,658
  BJ's Wholesale Club*...................................   1,140        57,878
  Dollar General.........................................   4,600        65,734
                                                                      ---------
                                                                        353,270
                                                                      ---------
SERVICES -- 3.2%
  Viad...................................................   9,610       187,395
                                                                      ---------
UTILITIES -- 7.5%
  Conectiv...............................................   6,070       143,252
  Nicor..................................................   3,580       139,226
  WGL Holdings...........................................   5,880       159,113
                                                                      ---------
                                                                        441,591
                                                                      ---------
  TOTAL COMMON STOCK
    (Cost $5,357,407)....................................             5,484,770
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

                                       5
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  OCTOBER 31, 2001

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SHORT-TERM INVESTMENT -- 5.0%

                                                     Face
                                                    Amount          Value
                                                    ------        ----------
REPURCHASE AGREEMENTS -- 5.0%
  JP Morgan Chase 2.40%, dated 10/31/01,
    due 11/01/01 to be repurchased at $297,020,
    collateralized by $255,450 of various
    U.S. Treasury Obligations valued at
    $307,006
    (Cost $297,000) .............................   $297,000       $ 297,000
                                                                  ----------
  TOTAL INVESTMENTS -- 97.4%
    (Cost $5,654,407) (a)........................                  5,781,770
                                                                  ----------
  OTHER ASSETS AND LIABILITIES, NET -- 2.6%......                    152,123
                                                                  ----------
  TOTAL NET ASSETS -- 100.0%.....................                 $5,933,893
                                                                  ==========

 *   Non-Income Producing Security
Cl   Class
(a) The cost for federal income tax purposes was $5,704,668. At October 31, 2001, net unrealized appreciation for all securities based on tax cost was $77,102. This consisted of aggregate gross unrealized appreciation for all securities of $311,902, and gross unrealized depreciation for all securities of $234,800.

The accompanying notes are an integral part of the financial statements.

                                        6
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  OCTOBER 31, 2001

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STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost............................................     $5,654,407
                                                                     ==========
Investments, at Value -- Note A.................................     $5,781,770
Receivable for Portfolio Shares Sold............................        272,182
Receivable for Investments Sold.................................         82,887
Receivable due from Investment Adviser -- Note B................         13,743
Dividends and Interest Receivable...............................          4,476
Prepaid Assets..................................................          4,126
                                                                     ----------
  Total Assets..................................................      6,159,184
                                                                     ----------
Liabilities
Payable for Investments Purchased...............................        165,632
Cash Overdraft..................................................         36,597
Payable for Administrative Fees -- Note C.......................          4,959
Payable for Portfolio Shares Redeemed...........................          3,488
Payable for Directors' Fees -- Note E...........................            342
Other Liabilities...............................................         14,273
                                                                     ----------
  Total Liabilities.............................................        225,291
                                                                     ----------
Net Assets......................................................     $5,933,893
                                                                     ==========
Net Assets Consist of:
Paid in Capital.................................................      5,470,448
Undistributed Net Investment Income.............................          3,141
Accumulated Net Realized Gain...................................        332,941
Unrealized Appreciation on Investments..........................        127,363
                                                                     ----------
Net Assets......................................................     $5,933,893
                                                                     ==========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
  (Authorized 25,000,000).......................................        418,040
Net Asset Value, Offering and Redemption Price Per Share........         $14.19
                                                                         ======

The accompanying notes are an integral part of the financial statements.

                                         7
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UAM FUNDS                                    C & B MID CAP EQUITY PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2001

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STATEMENT OF OPERATIONS

Investment Income
Dividends..........................................................     $44,190
Interest...........................................................       7,975
                                                                       --------
  Total Income.....................................................      52,165
                                                                       --------
Expenses
Administrative Fees -- Note C......................................      65,401
Investment Advisory Fees -- Note B.................................      19,801
Printing Fees......................................................      15,520
Registration and Filing Fees.......................................      14,681
Audit Fees.........................................................      13,823
Transfer Agent Fees................................................      11,175
Legal Fees.........................................................       6,892
Custodian Fees.....................................................       5,816
Shareholder Servicing Fees.........................................       2,955
Directors' Fees -- Note E..........................................       2,723
Other Expenses.....................................................       1,800
                                                                       --------
  Total Expenses...................................................     160,587
                                                                       --------
Less:
Investment Advisory Fees Waived -- Note B..........................     (19,801)
Expenses Assumed by the Adviser -- Note B..........................    (108,987)
                                                                       --------
  Net Expenses Before Expense Offset...............................      31,799
Expense Offset -- Note A...........................................        (116)
                                                                       --------
  Net Expenses After Expense Offset................................      31,683
                                                                       --------
Net Investment Income..............................................      20,482
                                                                       --------
Net Realized Gain on Investments...................................     367,682
Net Change in Unrealized Appreciation (Depreciation) on Investments     (61,668)
                                                                       --------
Net Gain on Investments............................................     306,014
                                                                       --------
Net Increase in Net Assets Resulting from Operations...............    $326,496
                                                                       ========


The accompanying notes are an integral part of the financial statements.

                                        8
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STATEMENT OF CHANGES IN NET ASSETS

                                                      Year             Year
                                                      Ended            Ended
                                                    October 31,      October 31,
                                                       2001             2000
                                                    ----------      -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income..........................   $   20,482      $     8,457
  Net Realized Gain..............................      367,682           68,467
  Net Change in Unrealized
    Appreciation (Depreciation)..................      (61,668)         258,870
                                                    ----------      -----------
  Net Increase in Net Assets Resulting
    from Operations..............................      326,496          335,794
                                                    ----------      -----------
Distributions:
  Net Investment Income..........................      (19,171)          (9,285)
  Net Realized Gain..............................      (84,130)         (32,452)
                                                    ----------      -----------
  Total Distributions............................     (103,301)         (41,737)
                                                    ----------      -----------
Capital Share Transactions:
  Issued.........................................    5,439,957          337,670
  In Lieu of Cash Distributions..................      103,289           41,737
                                                    ----------      -----------
  Redeemed.......................................   (1,352,631)        (599,867)
                                                    ----------      -----------
  Net Increase (Decrease) from Capital Share
    Transactions:................................    4,190,615         (220,460)
                                                    ----------      -----------
    Total Increase...............................    4,413,810           73,597
  Net Assets:
    Beginning of Period..........................    1,520,083        1,446,486
                                                    ----------      -----------
    End of Period (including
     undistributed net investment income of
       $3,141 and $1,830, respectively)..........   $5,933,893      $ 1,520,083
                                                    ==========      ===========

Shares Issued and Redeemed:
     Shares Issued...............................      385,844           29,265
     In Lieu of Cash Distributions...............        8,288            4,337
     Shares Redeemed.............................      (95,023)         (61,619)
                                                    ----------      -----------
     Net Increase (Decrease) in
     Shares Outstanding..........................      299,109          (28,017)
                                                    ==========      ===========

The accompanying notes are an integral part of the financial statements.

                                         9
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   FINANCIAL HIGHLIGHTS


                                                     Selected Per Share Data & Ratios
                                       For a Share Outstanding Throughout Each Period

                                       Year            Year            Year        February 18,
                                       Ended          Ended            Ended       1998*** to
                                     October 31,    October 31,      October 31,    October 31
                                        2001           2000             1999          1998
                                    -----------    -----------      -----------    -----------
   Net Asset Value, Beginning of
   Period...........................  $ 12.78        $  9.84          $  9.69        $ 10.00
                                      -------        -------          -------        -------
   Income from Investment
   Operations
     Net Investment Income..........     0.08           0.07             0.06           0.05
     Net Realized and Unrealized
        Gains (Losses)..............     2.12           3.16             0.15          (0.32)
                                      -------        -------          -------        -------
     Total from Investment
        Operations..................     2.20           3.23             0.21          (0.27)
                                      -------        -------          -------        -------
   Distributions:
     Net Investment Income..........    (0.09)         (0.08)           (0.06)         (0.04)
     Net Realized Gains.............    (0.70)         (0.21)              --             --
                                      -------        -------          -------        -------
     Total Distributions............    (0.79)         (0.29)           (0.06)         (0.04)
                                      -------        -------          -------        -------
   Net Asset Value, End of Period...  $ 14.19        $ 12.78          $  9.84        $  9.69
                                      -------        -------          -------        -------
   Total Return+....................    18.14%         33.78%            2.19%         (2.17)%**
                                      =======        =======          =======        =======
   Ratios and Supplemental Data
   Net Assets, End of Period
    (Thousands)....................   $ 5,934        $ 1,520          $ 1,446        $ 1,033
   Ratio of Expenses to
     Average Net Assets.............     1.00%          1.00%            1.00%          1.01%*
                                      -------        -------          -------        -------
   Ratio of Net Investment Income
     to Average Net Assets..........     0.68%          0.66%            0.70%          0.86%*
   Portfolio Turnover Rate..........       44%           101%              81%            37%

   * Annualized
  ** Not annualized

 *** Commencement of Operations

   + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

                                        10
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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
                                                 OCTOBER 31, 2001

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 NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Mid Cap Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 2001, the UAM Funds were comprised of 38 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the

                                        11
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UAM FUNDS                              C & B MID CAP EQUITY PORTFOLIO

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     right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

         6. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment



                                        12
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--------------------------------------------------------------------------------

     Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolios does not expect any material impact on results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement effective October 19, 2001, Cooke & Bieler, L.P. (the "Advisor"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The former Advisor, Cooke & Bieler, Inc., was an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"). The Advisor and former Advisor have voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500, and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001, UAMFSI was paid $31,673, of which $14,700 was paid to SEI for their services and $5,258 to DST for their services and $3,333 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed as the Administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the seven months ended October 31, 2001, the Administrator was paid $33,728.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center (PBHGSSC, formerly UAMSSC) whereby

                                        13
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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO

--------------------------------------------------------------------------------

PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the seven months ended October 31, 2001, the Portfolio paid PBHGSSC $462.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Purchases and Sales: For the year ended October 31, 2001, the Portfolio made purchases of $5,007,248 and sales of $1,345,682 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     G. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001, such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 2001, the Portfolio had no borrowings under the agreement.

     H. Other: At October 31, 2001, 61% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.



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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO

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     I. Subsequent Event -- Reorganization (Unaudited): As of November 19, 2001,
the Portfolio completed a reorganization of the Portfolio into a corresponding portfolio of The Advisors' Inner Circle Fund. At a shareholder meeting held on October 19, 2001, the shareholders of the Portfolio voted on the proposals listed below. The results of the voting were as follows:

1. To approve a new Investment Advisory Agreement between Cooke & Bieler, L.P. and UAM Funds, Inc. on behalf of each of the C&B Funds, results were as follows:

C&B Mid Cap Equity Portfolio
FOR               201,082.00  97.81% of shares voted     65.44% of total shares
AGAINST             4,492.00   2.18% of shares voted      1.46% of total shares
ABSTAIN                 0.00   0.00% of shares voted      0.00% of total shares

2. To approve a reorganization as set forth in an Agreement and Plan of Reorganization and Liquidation between UAM Funds, Inc., on behalf of the C&B Equity Portfolio, C&B Equity Portfolio for Taxable Investors and C&B Mid Cap Equity Portfolio, and The Advisors Inner Circle Fund on behalf of the "new" C&B
(AIC) Equity Portfolio, C&B (AIC) Equity Portfolio for Taxable Investors and C&B
(AIC) Mid Cap Equity Portfolio, results were as follows:

C&B Mid Cap Equity Portfolio
FOR              157,060.00   76.40% of shares voted     51.11% of total shares
AGAINST            4,492.00    2.18% of shares voted      1.46% of total shares
ABSTAIN                0.00    0.00% of shares voted      0.00% of total shares
BROKER            44,022.00   21.41% of shares voted     14.32% of total shares
NON-VOTE

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UAM FUNDS                              C & B MID CAP EQUITY PORTFOLIO

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 REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Mid Cap Equity Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of C & B Mid Cap Equity Portfolio (one of the portfolios constituting UAM Funds, Inc., hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, and for the period February 18, 1998 (commencement of operations) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
December 14, 2001



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                              C & B MID CAP EQUITY PORTFOLIO

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Federal Income Tax Information (Unaudited)

For the year ended October 31, 2001 the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 23.46%.

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UAM FUNDS                              C & B MID CAP EQUITY PORTFOLIO

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Officers and Directors

James F. Orr, III                        Linda T. Gibson
Director, President and Chairman         Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajdan Vetterlein
Director                                 Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher Salfi
Director                                 Treasurer

Philip D. English                        Suzan M. Barron
Director                                 Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Director                                 Assistant Secretary

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Cooke & Bieler, L.P.
1700 Market Street
Philadelphia, PA 19103

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.